INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD
Schedule of investments accounted for using the equity method

	2023	2022
	$’000	$’000
Opening balance	2,863	18,642
Share of loss	(716)	(6,027)
Share of fair value (losses)/gains on intangible assets through other comprehensive income	—	(8,744)
Foreign exchange movement	89	(1,008)
Write off of investment	(2,236)	—
Closing balance	—	2,863

Schedule of nature of investment in associates

Nature of investment in associates:

		% of
	Address of the	ownership	Nature of	Measurement
Name of entity	registered office	interest	relationship	method

Emergent Entertainment PLC Previously Pluto Digital plc)	Hill Dickinson LLP, 8th Floor The Broadgate Tower, 20 Primrose Street, London, United Kingdom, EC2A 2EW	19.5%	Refer below	Equity